CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (unaudited) (parenthetical)	Dec. 31, 2018 USD ($)
Equity	$ 22,639,000,000
Increase (decrease) due to application of IFRS 9 [Member]
Equity	25,000,000
Increase (decrease) due to application of IFRS 15 [member]
Equity	$ 0